Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 1,803.2	$ 786.9
Restricted cash and cash equivalents	84.5
Trade and notes receivable, net	441.2	179.7
Inventories and other current assets, net	172.3	60.7
Advertising fund restricted assets	53.0
Deferred income taxes, net	86.6	38.0
Total current assets	2,640.8	1,065.3
Property and equipment, net of accumulated depreciation of $225.1 million and $187.9 million, respectively	2,437.1	801.5
Intangible assets, net	10,445.1	2,796.0
Goodwill	5,230.1	630.0
Net investment in property leased to franchisees	140.5	163.1
Other assets, net	444.4	329.6
Total assets	21,338.0	5,785.5
Current liabilities:
Accounts and drafts payable	223.0	31.1
Accrued advertising	25.9	56.5
Other accrued liabilities	335.6	155.0
Gift card liability	187.0	22.0
Advertising fund liabilities	45.5
Current portion of long term debt and capital leases	1,128.8	81.4
Total current liabilities	1,945.8	346.0
Term debt, net of current portion	8,826.5	2,837.2
Capital leases, net of current portion	243.7	75.4
Other liabilities, net	707.8	317.9
Deferred income taxes, net	1,982.8	692.8
Total liabilities	$ 13,706.6	$ 4,269.3
Commitments and Contingencies (Note 23)
Shareholders' equity:
Common shares, no par value at December 31, 2014, $0.01 par value at December 31, 2013, unlimited shares authorized at December 31, 2014, 2,000,000,000 shares authorized at December 31, 2013, 202,052,741 shares issued and outstanding at December 31, 2014; 352,161,950 shares issued at December 31, 2013	$ 1,755.0	$ 3.5
Additional paid-in capital		1,239.9
(Accumulated deficit) retained earnings	231.0	225.5
Accumulated other comprehensive income (loss)	(108.6)	54.6
Treasury stock, at cost; zero shares at December 31, 2014 and 345,286 shares at December 31, 2013		(7.3)
Total Restaurant Brands International Inc. shareholders' equity	1,877.4	1,516.2
Noncontrolling interests	2,457.0
Total shareholders' equity	4,334.4	1,516.2
Total liabilities and equity	21,338.0	$ 5,785.5
Redeemable Preferred Stock [Member]
Current liabilities:
Redeemable preferred shares; $43.775848 par value; 68,530,939 shares authorized, issued and outstanding at December 31, 2014; 0 authorized, issued and outstanding at December 31, 2013	$ 3,297.0